Interest rate risk management from non-trading positions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Banking
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	₩ 164,393	₩ 293,355
Earning at risk	[2]	316,718	174,262
Credit card
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	163,804	147,932
Earning at risk	[2]	28,267	32,081
Securities
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	31,274	44,505
Earning at risk	[2]	112,093	108,866
Life insurance
Interest rate risk management from non-trading positions [Line Items]
Value at risk	[1]	442,008	319,689
Earning at risk	[2]	₩ 61,942	₩ 70,434

[1]	The interest rate VaR represents the maximum anticipated loss in a net asset value in one year under confidence level of 99.9% and is measured by the internal model with one year look-back period.
[2]	The interest rate EaR was calculated by the Financial Supervisory Service regulations based on the "middle of time band" and interest shocks by 200 basis points for each time bucket as recommended under the Basel Accord.